Schedule of Investments(a)
January 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–47.58%
Advertising–0.03%
Omnicom Group, Inc.,
2.45%, 04/30/2030	$100,000	$88,335
4.20%, 06/01/2030	100,000	96,499
2.60%, 08/01/2031	850,000	733,110
		917,944
Aerospace & Defense–0.84%
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(b)	2,421,000	2,433,053
5.13%, 03/26/2029(b)	1,397,000	1,404,382
5.50%, 03/26/2054(b)	1,082,000	1,047,871
Boeing Co. (The),
6.26%, 05/01/2027	979,000	1,004,532
6.30%, 05/01/2029	695,000	723,325
6.39%, 05/01/2031	155,000	163,191
6.53%, 05/01/2034	2,634,000	2,783,773
5.81%, 05/01/2050	1,753,000	1,651,399
Howmet Aerospace, Inc., 4.85%, 10/15/2031	444,000	438,789
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	924,000	929,173
5.75%, 01/15/2035	2,205,000	2,206,589
L3Harris Technologies, Inc.,
5.05%, 06/01/2029	2,305,000	2,318,633
5.25%, 06/01/2031	922,000	927,634
5.40%, 07/31/2033	152,000	152,249
5.35%, 06/01/2034	2,305,000	2,300,756
Lockheed Martin Corp.,
5.10%, 11/15/2027	143,000	145,257
4.50%, 02/15/2029	884,000	876,657
4.75%, 02/15/2034	261,000	253,143
4.80%, 08/15/2034	1,263,000	1,227,542
5.90%, 11/15/2063	75,000	77,253
Northrop Grumman Corp.,
4.70%, 03/15/2033	220,000	213,499
4.95%, 03/15/2053	94,000	83,897
RTX Corp.,
5.75%, 01/15/2029	499,000	516,090
6.00%, 03/15/2031	272,000	285,782
5.15%, 02/27/2033	375,000	372,647
6.10%, 03/15/2034	658,000	693,379
6.40%, 03/15/2054	290,000	314,970
		25,545,465
Agricultural & Farm Machinery–0.26%
AGCO Corp.,
5.45%, 03/21/2027	708,000	715,967
5.80%, 03/21/2034	778,000	781,300
CNH Industrial Capital LLC, 5.45%, 10/14/2025	233,000	234,250
Deere & Co., 5.45%, 01/16/2035	4,076,000	4,158,330
John Deere Capital Corp.,
4.70%, 06/10/2030	564,000	563,762
5.10%, 04/11/2034	1,483,000	1,482,528
		7,936,137
Principal Amount		Value
Agricultural Products & Services–0.02%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	$110,000	$101,867
Cargill, Inc.,
4.88%, 10/10/2025(b)	219,000	219,436
4.75%, 04/24/2033(b)	165,000	160,650
		481,953
Air Freight & Logistics–0.23%
GXO Logistics, Inc.,
6.25%, 05/06/2029	1,675,000	1,722,418
6.50%, 05/06/2034	1,145,000	1,171,492
United Parcel Service, Inc.,
5.15%, 05/22/2034	1,138,000	1,134,944
5.50%, 05/22/2054	2,006,000	1,953,509
5.60%, 05/22/2064	924,000	895,293
		6,877,656
Application Software–0.17%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	835,000	801,845
Intuit, Inc., 5.20%, 09/15/2033	560,000	563,786
Roper Technologies, Inc.,
4.50%, 10/15/2029	901,000	887,287
4.75%, 02/15/2032	567,000	553,758
4.90%, 10/15/2034	1,879,000	1,811,079
Salesforce, Inc., 1.50%, 07/15/2028	440,000	397,447
		5,015,202
Asset Management & Custody Banks–1.21%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	4,954,000	4,852,566
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	814,000	842,448
5.15%, 05/15/2033	416,000	414,997
Ares Capital Corp.,
5.88%, 03/01/2029	544,000	550,909
5.95%, 07/15/2029	1,020,000	1,034,227
5.80%, 03/08/2032	2,644,000	2,623,291
Ares Management Corp., 5.60%, 10/11/2054	400,000	378,979
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	802,000	795,631
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)	2,654,000	2,670,742
4.98%, 03/14/2030(c)	347,000	348,524
5.06%, 07/22/2032(c)	1,572,000	1,569,436
5.19%, 03/14/2035(c)	269,000	266,614
BlackRock, Inc., 4.75%, 05/25/2033	475,000	466,676
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	2,121,000	1,995,696
5.88%, 11/15/2027	1,221,000	1,239,597
Citadel L.P.,
6.00%, 01/23/2030(b)	680,000	687,468
6.38%, 01/23/2032(b)	1,275,000	1,297,008
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Northern Trust Corp.,
4.00%, 05/10/2027	$200,000	$197,749
3.65%, 08/03/2028	220,000	213,193
1.95%, 05/01/2030	330,000	286,509
6.13%, 11/02/2032	215,000	228,089
State Street Corp.,
4.99%, 03/18/2027	1,455,000	1,468,388
4.53%, 02/20/2029(c)	3,016,000	2,995,343
5.68%, 11/21/2029(c)	1,107,000	1,140,928
6.12%, 11/21/2034(c)	705,000	735,969
6.45%(c)(d)	7,362,000	7,384,086
		36,685,063
Automobile Manufacturers–2.58%
American Honda Finance Corp.,
4.95%, 01/09/2026	3,094,000	3,105,891
4.90%, 03/12/2027	4,711,000	4,734,445
4.70%, 01/12/2028	316,000	316,651
2.25%, 01/12/2029	440,000	398,641
4.90%, 03/13/2029	3,712,000	3,715,945
4.60%, 04/17/2030	155,000	152,415
5.05%, 07/10/2031	110,000	109,737
4.90%, 01/10/2034	698,000	673,923
Daimler Truck Finance North America LLC (Germany),
5.60%, 08/08/2025(b)	957,000	961,240
5.15%, 01/16/2026(b)	884,000	888,355
5.00%, 01/15/2027(b)	917,000	920,437
5.38%, 01/18/2034(b)	825,000	815,680
5.63%, 01/13/2035(b)	5,846,000	5,854,891
Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	788,000	793,451
Ford Motor Credit Co. LLC, 6.80%, 11/07/2028	1,136,000	1,179,903
Hyundai Capital America,
5.50%, 03/30/2026(b)	291,000	293,265
5.65%, 06/26/2026(b)	665,000	671,753
5.25%, 01/08/2027(b)	1,665,000	1,677,066
5.30%, 03/19/2027(b)	1,436,000	1,448,257
5.00%, 01/07/2028(b)	8,413,000	8,418,897
5.60%, 03/30/2028(b)	359,000	364,674
5.35%, 03/19/2029(b)	319,000	321,101
5.30%, 01/08/2030(b)	3,553,000	3,564,941
5.80%, 04/01/2030(b)	84,000	85,912
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	3,367,000	3,387,525
Mercedes-Benz Finance North America LLC (Germany),
4.90%, 01/09/2026(b)	3,219,000	3,229,465
4.80%, 01/11/2027(b)	3,212,000	3,219,828
5.10%, 08/03/2028(b)	920,000	924,577
4.85%, 01/11/2029(b)	992,000	987,066
5.00%, 01/11/2034(b)	560,000	541,752
5.13%, 08/01/2034(b)	2,970,000	2,899,876
PACCAR Financial Corp.,
4.95%, 10/03/2025	243,000	243,845
4.60%, 01/10/2028	140,000	140,568
4.00%, 09/26/2029	2,899,000	2,816,199
Principal Amount		Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp.,
5.40%, 11/20/2026	$440,000	$447,495
4.63%, 01/12/2028	171,000	171,456
4.55%, 08/09/2029	1,175,000	1,165,364
5.55%, 11/20/2030	110,000	113,749
5.35%, 01/09/2035	5,690,000	5,722,297
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(b)	3,334,000	3,349,266
4.90%, 08/14/2026(b)	1,458,000	1,455,854
5.30%, 03/22/2027(b)	1,969,000	1,975,445
5.25%, 03/22/2029(b)	1,511,000	1,507,341
4.95%, 08/15/2029(b)	1,330,000	1,307,421
5.60%, 03/22/2034(b)	1,130,000	1,116,424
		78,190,284
Automotive Parts & Equipment–0.08%
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	356,000	354,705
5.00%, 02/15/2029(b)	686,000	689,240
4.90%, 05/01/2033(b)	411,000	399,904
5.20%, 10/30/2034(b)	975,000	965,330
		2,409,179
Automotive Retail–0.11%
AutoZone, Inc.,
5.05%, 07/15/2026	322,000	323,911
5.20%, 08/01/2033	327,000	323,635
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	2,674,000	2,592,892
		3,240,438
Biotechnology–0.41%
AbbVie, Inc.,
4.80%, 03/15/2027	3,976,000	3,999,160
4.80%, 03/15/2029	2,041,000	2,044,999
4.95%, 03/15/2031	300,000	301,048
5.05%, 03/15/2034	1,395,000	1,384,570
5.35%, 03/15/2044	848,000	830,886
5.40%, 03/15/2054	1,014,000	978,943
5.50%, 03/15/2064	1,158,000	1,113,621
Amgen, Inc.,
5.25%, 03/02/2025	516,000	516,349
5.15%, 03/02/2028	317,000	320,626
5.25%, 03/02/2030	145,000	146,902
Gilead Sciences, Inc.,
5.25%, 10/15/2033	586,000	589,547
5.55%, 10/15/2053	249,000	245,067
		12,471,718
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	110,000	108,536
Broadcasting–0.09%
Paramount Global,
5.85%, 09/01/2043	1,597,000	1,406,878
4.95%, 05/19/2050	1,597,000	1,228,790
		2,635,668
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Broadline Retail–0.02%
Alibaba Group Holding Ltd. (China),
4.00%, 12/06/2037	$400,000	$342,715
4.20%, 12/06/2047	400,000	319,358
		662,073
Building Products–0.03%
Carrier Global Corp., 5.90%, 03/15/2034	196,000	203,029
Owens Corning, 5.95%, 06/15/2054	700,000	702,558
		905,587
Cable & Satellite–0.13%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	70,000	69,966
6.15%, 11/10/2026	1,458,000	1,486,859
3.75%, 02/15/2028	440,000	421,846
6.65%, 02/01/2034	709,000	730,018
Comcast Corp.,
5.50%, 11/15/2032	157,000	160,186
4.80%, 05/15/2033	300,000	290,908
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	143,000	141,993
5.80%, 12/15/2053(b)	862,000	781,115
		4,082,891
Cargo Ground Transportation–0.38%
Penske Truck Leasing Co. L.P./ PTL Finance Corp., 5.25%, 02/01/2030(b)	7,585,000	7,605,395
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	127,000	128,377
5.35%, 01/12/2027(b)	160,000	161,471
5.70%, 02/01/2028(b)	177,000	180,394
5.55%, 05/01/2028(b)	317,000	322,506
6.05%, 08/01/2028(b)	334,000	344,460
Ryder System, Inc.,
4.90%, 12/01/2029	2,176,000	2,163,310
6.60%, 12/01/2033	489,000	528,540
		11,434,453
Casinos & Gaming–0.02%
Golub Capital Private Credit Fund, 5.80%, 09/12/2029(b)	200,000	197,330
Las Vegas Sands Corp., 3.50%, 08/18/2026	110,000	107,442
Sands China Ltd. (Macau), 5.40%, 08/08/2028	400,000	398,489
		703,261
Commercial & Residential Mortgage Finance–0.10%
Aviation Capital Group LLC, 6.75%, 10/25/2028(b)	798,000	839,627
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	1,031,000	1,058,043
Radian Group, Inc., 6.20%, 05/15/2029	980,000	1,007,192
		2,904,862
Principal Amount		Value
Communications Equipment–0.01%
Cisco Systems, Inc., 5.30%, 02/26/2054	$318,000	$308,166
Computer & Electronics Retail–0.00%
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	110,000	107,095
Construction Machinery & Heavy Transportation Equipment– 0.24%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	1,293,000	1,298,064
Caterpillar, Inc., 2.60%, 09/19/2029	500,000	458,439
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)	1,038,000	1,056,412
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	1,596,000	1,602,174
5.55%, 04/03/2034(b)	2,787,000	2,775,687
		7,190,776
Consumer Finance–0.39%
American Express Co.,
5.65%, 04/23/2027(c)	2,370,000	2,396,320
5.53%, 04/25/2030(c)	2,135,000	2,180,117
4.99%, 05/26/2033(c)	220,000	215,092
5.44%, 01/30/2036(c)	3,864,000	3,865,000
Capital One Financial Corp.,
7.15%, 10/29/2027(c)	458,000	475,063
6.18%, 01/30/2036(c)	2,260,000	2,270,716
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	362,000	365,047
5.40%, 04/06/2026	95,000	95,636
		11,862,991
Consumer Staples Merchandise Retail–0.06%
Dollar General Corp., 5.50%, 11/01/2052	112,000	101,200
Target Corp.,
4.50%, 09/15/2032	152,000	147,364
4.80%, 01/15/2053	190,000	170,003
Walmart, Inc.,
3.25%, 07/08/2029	880,000	837,788
4.50%, 09/09/2052	62,000	54,228
4.50%, 04/15/2053	508,000	443,418
		1,754,001
Distillers & Vintners–0.01%
Brown-Forman Corp., 4.75%, 04/15/2033	99,000	96,413
Constellation Brands, Inc., 4.90%, 05/01/2033	91,000	87,470
		183,883
Distributors–0.17%
Genuine Parts Co.,
6.50%, 11/01/2028	343,000	359,885
4.95%, 08/15/2029	4,051,000	4,027,405
6.88%, 11/01/2033	701,000	770,619
		5,157,909
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–11.83%
Africa Finance Corp. (Supranational), 7.50%(b)(c)(d)	$5,890,000	$5,818,092
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	940,000	945,490
5.00%, 03/18/2026	3,831,000	3,854,960
5.20%, 09/30/2035(b)(c)	10,820,000	10,333,642
Banco Santander S.A. (Spain),
3.80%, 02/23/2028	200,000	193,121
5.55%, 03/14/2028(c)	1,200,000	1,212,482
4.18%, 03/24/2028(c)	400,000	393,115
Bank of America Corp.,
5.93%, 09/15/2027(c)	2,149,000	2,188,431
3.82%, 01/20/2028(c)	400,000	393,032
4.95%, 07/22/2028(c)	94,000	94,312
5.19% (SOFR + 0.83%), 01/24/2029(e)	3,793,000	3,795,964
5.20%, 04/25/2029(c)	533,000	537,694
5.82%, 09/15/2029(c)	793,000	815,128
5.16%, 01/24/2031(c)	1,761,000	1,766,841
5.37% (SOFR + 1.01%), 01/24/2031(e)	3,365,000	3,370,494
5.43%, 08/15/2035(c)	3,194,000	3,114,237
5.52%, 10/25/2035(c)	4,579,000	4,480,765
5.51%, 01/24/2036(c)	2,433,000	2,447,417
Bank of America N.A., 5.53%, 08/18/2026	1,696,000	1,721,415
Bank of Montreal (Canada),
5.30%, 06/05/2026	231,000	233,190
7.70%, 05/26/2084(c)	1,908,000	1,979,912
7.30%, 11/26/2084(c)	1,794,000	1,829,776
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(c)	2,081,000	2,090,743
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	1,108,000	1,171,079
8.00%, 01/27/2084(c)	1,256,000	1,313,137
Barclays PLC (United Kingdom),
5.83%, 05/09/2027(c)	200,000	202,332
6.50%, 09/13/2027(c)	400,000	409,592
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)	846,000	857,546
BPCE S.A. (France),
6.29%, 01/14/2036(b)(c)	3,779,000	3,854,214
6.92%, 01/14/2046(b)(c)	2,019,000	2,090,706
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(c)	6,085,000	6,092,864
Citibank N.A.,
5.44%, 04/30/2026	3,830,000	3,869,673
4.93%, 08/06/2026	2,746,000	2,761,184
Citigroup, Inc.,
5.61%, 09/29/2026(c)	302,000	303,596
5.17%, 02/13/2030(c)	673,000	675,019
4.54%, 09/19/2030(c)	4,511,000	4,400,645
4.41%, 03/31/2031(c)	300,000	289,637
6.17%, 05/25/2034(c)	575,000	586,213
5.83%, 02/13/2035(c)	1,840,000	1,830,536
6.02%, 01/24/2036(c)	3,526,000	3,541,235
5.41%, 09/19/2039(c)	5,667,000	5,406,565
Series AA, 7.63%(c)(d)	4,890,000	5,134,759
Principal Amount		Value
Diversified Banks–(continued)
Series EE, 6.75%(c)(d)	$9,006,000	$9,092,013
Series Z, 7.38%(c)(d)	4,765,000	4,957,277
Comerica, Inc., 5.98%, 01/30/2030(c)	286,000	288,863
Cooperatieve Rabobank U.A. (Netherlands),
4.33%, 08/28/2026	8,075,000	8,061,083
5.25%, 05/24/2041	400,000	390,577
Fifth Third Bancorp,
1.71%, 11/01/2027(c)	154,000	145,931
6.34%, 07/27/2029(c)	81,000	84,298
4.77%, 07/28/2030(c)	262,000	257,803
4.90%, 09/06/2030(c)	300,000	296,838
5.63%, 01/29/2032(c)	236,000	239,567
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)	6,715,000	6,758,452
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(c)	1,373,000	1,393,801
5.60%, 05/17/2028(c)	1,559,000	1,578,924
5.21%, 08/11/2028(c)	830,000	834,533
5.51% (SOFR + 1.04%), 11/19/2028(e)	7,768,000	7,789,769
5.55%, 03/04/2030(c)	200,000	202,408
5.29%, 11/19/2030(c)	4,423,000	4,419,716
5.76% (SOFR + 1.29%), 11/19/2030(e)	8,691,000	8,774,549
2.36%, 08/18/2031(c)	300,000	257,005
7.40%, 11/13/2034(c)	1,025,000	1,120,097
5.87%, 11/18/2035(c)	3,997,000	3,940,764
6.33%, 03/09/2044(c)	1,241,000	1,314,510
6.88%(c)(d)	1,528,000	1,538,199
6.95%(c)(d)	1,614,000	1,620,745
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	1,394,000	1,403,572
JPMorgan Chase & Co.,
4.25%, 10/01/2027	110,000	109,331
3.63%, 12/01/2027	110,000	107,134
5.04%, 01/23/2028(c)	1,207,000	1,214,264
5.57%, 04/22/2028(c)	1,694,000	1,721,795
4.85%, 07/25/2028(c)	105,000	105,176
4.92%, 01/24/2029(c)	1,577,000	1,578,939
5.16% (SOFR + 0.80%), 01/24/2029(e)	5,943,000	5,943,963
5.30%, 07/24/2029(c)	447,000	452,833
6.09%, 10/23/2029(c)	608,000	632,646
5.01%, 01/23/2030(c)	443,000	444,003
5.58%, 04/22/2030(c)	1,350,000	1,378,946
5.00%, 07/22/2030(c)	2,654,000	2,652,294
4.60%, 10/22/2030(c)	4,477,000	4,399,219
5.14%, 01/24/2031(c)	3,657,000	3,672,407
2.55%, 11/08/2032(c)	220,000	187,210
4.59%, 04/26/2033(c)	80,000	77,039
5.72%, 09/14/2033(c)	230,000	234,450
5.34%, 01/23/2035(c)	372,000	371,250
5.50%, 01/24/2036(c)	4,045,000	4,070,560
Series NN, 6.88%(c)(d)	1,136,000	1,188,674
Series OO, 6.50%(c)(d)	15,457,000	15,667,047
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	2,119,000	2,142,260
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
KeyBank N.A.,
3.30%, 06/01/2025	$939,000	$934,343
4.15%, 08/08/2025	629,000	626,837
5.85%, 11/15/2027	1,186,000	1,215,636
KeyCorp, 5.69% (SOFR + 1.25%), 05/23/2025(e)	272,000	272,145
Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(c)	200,000	193,449
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	978,000	982,768
4.70%, 01/27/2028	939,000	933,560
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	899,000	902,949
5.26%, 04/17/2030(c)	1,651,000	1,666,954
5.41%, 04/19/2034(c)	916,000	926,214
5.43%, 04/17/2035(c)	1,834,000	1,834,370
5.57%, 01/16/2036(c)	5,463,000	5,494,864
8.20%(c)(d)	4,628,000	5,072,274
Mizuho Financial Group, Inc. (Japan),
4.02%, 03/05/2028	400,000	391,135
5.78%, 07/06/2029(c)	781,000	801,030
5.38%, 05/26/2030(c)	400,000	404,973
5.38%, 07/10/2030(c)	1,816,000	1,836,633
5.59%, 07/10/2035(c)	2,763,000	2,789,205
Morgan Stanley Bank N.A.,
5.48%, 07/16/2025	1,230,000	1,234,351
4.75%, 04/21/2026	1,090,000	1,092,751
5.88%, 10/30/2026	1,649,000	1,684,910
4.45%, 10/15/2027(c)	7,422,000	7,387,871
4.95%, 01/14/2028(c)	1,609,000	1,614,557
5.50%, 05/26/2028(c)	4,453,000	4,517,616
5.02%, 01/12/2029(c)	1,609,000	1,615,647
5.25% (SOFR + 0.90%), 01/12/2029(e)	4,578,000	4,591,095
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)	9,073,000	9,084,058
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	1,596,000	1,615,973
5.00%, 05/30/2028(b)	1,178,000	1,187,149
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)	1,840,000	1,774,673
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	1,366,000	1,360,432
PNC Bank N.A., 4.78%, 01/15/2027(c)	8,264,000	8,268,993
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(c)	820,000	845,471
5.58%, 06/12/2029(c)	498,000	508,703
6.04%, 10/28/2033(c)	116,000	120,636
5.07%, 01/24/2034(c)	287,000	280,969
6.88%, 10/20/2034(c)	527,000	577,643
5.58%, 01/29/2036(c)	3,261,000	3,278,421
Principal Amount		Value
Diversified Banks–(continued)
Royal Bank of Canada (Canada),
1.15%, 07/14/2026	$100,000	$95,489
4.88%, 01/19/2027	842,000	847,405
4.95%, 02/01/2029	309,000	310,407
5.00%, 02/01/2033	216,000	213,372
7.50%, 05/02/2084(c)	2,441,000	2,533,299
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	988,000	1,005,254
6.75%, 02/08/2028(b)(c)	983,000	1,015,173
7.02%, 02/08/2030(b)(c)	985,000	1,046,326
5.01%, 10/15/2030(b)(c)	2,834,000	2,802,951
2.68%, 06/29/2032(b)(c)	1,468,000	1,244,695
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)	3,677,000	3,723,003
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	957,000	967,052
5.65%, 09/14/2026(b)	1,050,000	1,066,172
5.20%, 03/07/2027(b)	1,542,000	1,558,229
5.55%, 09/14/2028(b)	1,038,000	1,059,046
5.20%, 03/07/2029(b)	1,498,000	1,513,443
5.35%, 03/07/2034(b)	1,223,000	1,226,052
Synovus Bank, 5.63%, 02/15/2028	1,338,000	1,348,419
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	5,068,000	5,016,855
2.45%, 01/12/2032	200,000	167,414
5.15%, 09/10/2034(c)	3,808,000	3,734,395
8.13%, 10/31/2082(c)	1,101,000	1,153,148
7.25%, 07/31/2084(c)	2,450,000	2,482,923
U.S. Bancorp,
4.55%, 07/22/2028(c)	105,000	104,382
5.78%, 06/12/2029(c)	491,000	503,791
5.38%, 01/23/2030(c)	845,000	856,111
4.97%, 07/22/2033(c)	110,000	105,398
UBS AG (Switzerland), 5.65%, 09/11/2028	951,000	976,585
Wells Fargo & Co.,
4.10%, 06/03/2026	400,000	396,791
5.14% (SOFR + 0.78%), 01/24/2028(e)	6,649,000	6,658,458
5.71%, 04/22/2028(c)	1,046,000	1,063,382
4.15%, 01/24/2029	330,000	321,800
5.57%, 07/25/2029(c)	307,000	312,835
6.30%, 10/23/2029(c)	416,000	434,399
5.20%, 01/23/2030(c)	495,000	498,039
5.39%, 04/24/2034(c)	176,000	174,670
5.56%, 07/25/2034(c)	808,000	810,856
5.50%, 01/23/2035(c)	717,000	717,048
3.07%, 04/30/2041(c)	200,000	147,313
4.61%, 04/25/2053(c)	95,000	80,068
6.85%(c)(d)	1,827,000	1,880,611
7.63%(c)(d)	360,000	383,848
Series W, 4.90%, 01/24/2028(c)	2,955,000	2,956,917
Wells Fargo Bank N.A.,
5.55%, 08/01/2025	2,002,000	2,010,963
4.81%, 01/15/2026	1,514,000	1,519,537
5.45%, 08/07/2026	1,379,000	1,396,773
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Westpac Banking Corp. (Australia),
6.82%, 11/17/2033	$1,340,000	$1,448,294
5.62%, 11/20/2035(c)	3,157,000	3,106,634
		358,430,802
Diversified Capital Markets–0.82%
Ares Strategic Income Fund,
5.70%, 03/15/2028(b)	4,280,000	4,285,378
6.20%, 03/21/2032(b)	3,617,000	3,620,528
Deutsche Bank AG (Germany),
5.37%, 01/10/2029(c)	5,733,000	5,749,500
5.56% (SOFR + 1.21%), 01/10/2029(e)	1,805,000	1,804,067
6.82%, 11/20/2029(c)	150,000	158,024
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)	1,155,000	1,161,944
UBS Group AG (Switzerland),
4.55%, 04/17/2026	958,000	956,257
5.71%, 01/12/2027(b)(c)	826,000	832,612
4.75%, 05/12/2028(b)(c)	956,000	952,221
5.43%, 02/08/2030(b)(c)	949,000	960,203
Series 28, 9.25%(b)(c)(d)	1,198,000	1,309,304
Series 31, 7.75%(b)(c)(d)	1,669,000	1,753,305
Series 33, 9.25%(b)(c)(d)	1,192,000	1,379,754
		24,923,097
Diversified Chemicals–0.14%
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(d)	4,260,000	4,329,635
Diversified Financial Services–1.94%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.10%, 01/19/2029	697,000	698,214
Aircastle Ltd./Aircastle Ireland DAC,
5.25%, 03/15/2030(b)	1,747,000	1,737,287
5.75%, 10/01/2031(b)	989,000	997,869
Apollo Debt Solutions BDC,
6.90%, 04/13/2029(b)	263,000	273,799
6.55%, 03/15/2032(b)	2,671,000	2,717,567
Apollo Global Management, Inc., 6.38%, 11/15/2033	691,000	744,654
Atlas Warehouse Lending Co. L.P.,
6.05%, 01/15/2028(b)	2,777,000	2,785,155
6.25%, 01/15/2030(b)	3,084,000	3,086,187
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	4,750,000	4,716,020
6.38%, 05/04/2028(b)	380,000	392,230
5.75%, 03/01/2029(b)	1,607,000	1,627,561
5.75%, 11/15/2029(b)	1,707,000	1,728,163
5.15%, 01/15/2030(b)	7,254,000	7,152,150
BlackRock Funding, Inc.,
4.70%, 03/14/2029	110,000	110,526
4.90%, 01/08/2035	884,000	870,770
5.35%, 01/08/2055	868,000	835,769
Blue Owl Credit Income Corp.,
3.13%, 09/23/2026	200,000	192,654
7.75%, 09/16/2027	100,000	104,917
Corebridge Financial, Inc.,
6.05%, 09/15/2033	571,000	590,353
5.75%, 01/15/2034	903,000	919,069
Principal Amount		Value
Diversified Financial Services–(continued)
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	$20,869,000	$20,424,395
LPL Holdings, Inc., 5.70%, 05/20/2027	1,612,000	1,635,760
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	829,000	854,915
5.15%, 03/17/2030(b)	2,575,000	2,535,100
6.50%, 03/26/2031(b)	977,000	1,013,386
		58,744,470
Diversified Metals & Mining–0.16%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	738,000	746,973
5.25%, 09/08/2030	495,000	504,548
5.25%, 09/08/2033	983,000	986,220
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	822,000	831,407
5.63%, 04/04/2034(b)	802,000	803,187
5.89%, 04/04/2054(b)	615,000	601,549
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	400,000	422,452
		4,896,336
Diversified REITs–0.02%
VICI Properties L.P.,
5.75%, 04/01/2034	326,000	327,602
6.13%, 04/01/2054	350,000	346,611
		674,213
Diversified Support Services–0.02%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	459,000	480,147
Electric Utilities–3.25%
Alabama Power Co., 5.85%, 11/15/2033	218,000	226,403
American Electric Power Co., Inc.,
5.75%, 11/01/2027	137,000	140,463
5.20%, 01/15/2029	606,000	609,606
CenterPoint Energy Houston Electric LLC, 5.05%, 03/01/2035	1,467,000	1,437,196
Commonwealth Edison Co., 3.70%, 08/15/2028	400,000	387,641
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034	492,000	481,139
5.25%, 01/15/2053	137,000	129,103
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	361,000	366,590
5.90%, 11/15/2053	474,000	478,789
Constellation Energy Generation LLC,
6.13%, 01/15/2034	230,000	239,258
6.50%, 10/01/2053	187,000	196,320
5.75%, 03/15/2054	944,000	906,536
Dominion Energy South Carolina, Inc.,
Series 2025, 5.30%, 01/15/2035	1,315,000	1,314,873
6.25%, 10/15/2053	237,000	254,597
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	$1,908,000	$1,911,236
5.25%, 03/15/2035	4,770,000	4,740,952
5.35%, 01/15/2053	218,000	206,544
Duke Energy Corp.,
5.00%, 12/08/2025	307,000	308,294
4.85%, 01/05/2029	623,000	622,255
5.00%, 08/15/2052	138,000	119,627
6.45%, 09/01/2054(c)	1,227,000	1,233,836
Duke Energy Indiana LLC, 5.40%, 04/01/2053	237,000	223,172
Duke Energy Ohio, Inc., 5.55%, 03/15/2054	1,362,000	1,309,767
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	627,000	639,729
6.38%, 01/13/2055(b)	3,666,000	3,654,217
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	933,000	946,941
Entergy Corp., 7.13%, 12/01/2054(c)	1,024,000	1,046,523
Entergy Louisiana LLC,
5.15%, 09/15/2034	1,202,000	1,180,655
5.80%, 03/15/2055	2,463,000	2,437,620
Entergy Texas, Inc., 5.55%, 09/15/2054	973,000	933,687
Evergy Metro, Inc., 4.95%, 04/15/2033	190,000	185,767
Eversource Energy,
5.00%, 01/01/2027	1,067,000	1,072,224
5.50%, 01/01/2034	539,000	536,125
Exelon Corp.,
5.15%, 03/15/2029	593,000	597,523
5.45%, 03/15/2034	568,000	568,592
5.60%, 03/15/2053	709,000	676,703
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	89,000	89,603
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	1,744,000	1,706,919
5.00%, 01/15/2035	1,196,000	1,155,369
Florida Power & Light Co., 4.80%, 05/15/2033	159,000	154,989
Georgia Power Co.,
4.65%, 05/16/2028	169,000	168,669
4.95%, 05/17/2033	175,000	171,310
MidAmerican Energy Co.,
5.35%, 01/15/2034	176,000	178,502
5.85%, 09/15/2054	259,000	261,897
5.30%, 02/01/2055	606,000	569,335
National Rural Utilities Cooperative Finance Corp.,
4.12%, 09/16/2027	5,693,000	5,628,481
4.85%, 02/07/2029	1,006,000	1,006,757
5.00%, 02/07/2031	940,000	946,113
5.80%, 01/15/2033	81,000	83,703
5.00%, 08/15/2034	4,023,000	3,920,719
7.13%, 09/15/2053(c)	2,250,000	2,340,316
Principal Amount		Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	$289,000	$289,282
4.95%, 01/29/2026	3,666,000	3,679,682
4.63%, 07/15/2027	207,000	207,024
4.85%, 02/04/2028	1,040,000	1,040,678
4.90%, 03/15/2029	1,538,000	1,535,294
5.55%, 03/15/2054	1,547,000	1,469,604
6.75%, 06/15/2054(c)	855,000	876,759
5.90%, 03/15/2055	3,484,000	3,472,773
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	614,000	600,441
OGE Energy Corp., 5.45%, 05/15/2029	800,000	814,726
Oglethorpe Power Corp., 5.90%, 02/01/2055(b)	1,554,000	1,542,068
Ohio Power Co., 5.65%, 06/01/2034	1,201,000	1,208,704
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,401,000	3,289,605
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	3,875,000	3,842,797
4.15%, 06/01/2032	110,000	103,168
4.55%, 09/15/2032	110,000	106,052
5.65%, 11/15/2033	564,000	578,348
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	110,000	111,608
5.55%, 05/15/2029	110,000	109,668
3.25%, 06/01/2031	440,000	384,682
4.40%, 03/01/2032	220,000	203,241
6.70%, 04/01/2053	110,000	113,293
5.90%, 10/01/2054	1,358,000	1,264,972
PacifiCorp,
5.10%, 02/15/2029	628,000	632,331
5.30%, 02/15/2031	519,000	521,296
5.45%, 02/15/2034	780,000	772,507
5.80%, 01/15/2055	595,000	570,441
PECO Energy Co., 4.90%, 06/15/2033	281,000	276,027
PPL Capital Funding, Inc., 5.25%, 09/01/2034	673,000	661,504
Public Service Co. of Colorado, 5.25%, 04/01/2053	184,000	169,398
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	231,000	233,575
Public Service Electric and Gas Co., 5.20%, 03/01/2034	440,000	440,063
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	402,000	373,540
5.55%, 04/15/2054	1,193,000	1,133,201
Sierra Pacific Power Co., 5.90%, 03/15/2054	186,000	186,274
Southern California Edison Co.,
2.75%, 02/01/2032	110,000	91,813
3.65%, 02/01/2050	700,000	479,921
5.75%, 04/15/2054	110,000	102,385
Southern Co. (The),
5.15%, 10/06/2025	127,000	127,450
5.70%, 10/15/2032	88,000	90,347
4.85%, 03/15/2035	1,949,000	1,852,919
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Southwestern Electric Power Co., 5.30%, 04/01/2033	$173,000	$171,226
Southwestern Public Service Co., 6.00%, 06/01/2054	200,000	200,606
State Street Bank and Trust Co., 4.90% (SOFR + 0.46%), 11/25/2026(e)	2,056,000	2,059,414
Union Electric Co.,
5.20%, 04/01/2034	1,631,000	1,620,987
5.13%, 03/15/2055	1,340,000	1,224,970
Virginia Electric & Power Co.,
5.00%, 04/01/2033	182,000	178,138
5.35%, 01/15/2054	455,000	424,573
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	2,076,000	2,079,577
6.95%, 10/15/2033(b)	438,000	470,469
6.00%, 04/15/2034(b)	786,000	794,414
5.70%, 12/30/2034(b)	2,963,000	2,927,560
Xcel Energy, Inc., 3.40%, 06/01/2030	110,000	100,963
		98,515,543
Electronic Components–0.10%
Amphenol Corp.,
5.00%, 01/15/2035	1,950,000	1,908,389
5.38%, 11/15/2054	1,113,000	1,057,803
		2,966,192
Electronic Manufacturing Services–0.01%
Jabil, Inc.,
3.95%, 01/12/2028	300,000	291,312
3.00%, 01/15/2031	100,000	88,047
		379,359
Environmental & Facilities Services–0.25%
Republic Services, Inc.,
4.88%, 04/01/2029	707,000	708,243
5.00%, 12/15/2033	623,000	612,800
5.00%, 04/01/2034	102,000	99,987
Veralto Corp.,
5.50%, 09/18/2026	1,313,000	1,329,027
5.35%, 09/18/2028	508,000	516,477
5.45%, 09/18/2033	264,000	265,652
Waste Management, Inc., 5.35%, 10/15/2054	4,114,000	3,950,816
		7,483,002
Financial Exchanges & Data–0.04%
Intercontinental Exchange, Inc.,
3.63%, 09/01/2028	110,000	106,070
5.25%, 06/15/2031	110,000	111,591
4.60%, 03/15/2033	89,000	85,656
4.95%, 06/15/2052	102,000	91,962
5.20%, 06/15/2062	231,000	212,271
Nasdaq, Inc.,
5.35%, 06/28/2028	147,000	149,434
5.55%, 02/15/2034	205,000	207,486
5.95%, 08/15/2053	91,000	91,888
6.10%, 06/28/2063	192,000	195,617
		1,251,975
Principal Amount		Value
Food Retail–0.36%
Kroger Co. (The),
5.00%, 09/15/2034	$3,426,000	$3,326,098
5.50%, 09/15/2054	3,729,000	3,496,541
5.65%, 09/15/2064	4,492,000	4,211,088
		11,033,727
Gas Utilities–0.08%
Atmos Energy Corp.,
5.90%, 11/15/2033	285,000	297,822
6.20%, 11/15/2053	204,000	217,884
5.00%, 12/15/2054	1,243,000	1,111,788
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	440,000	369,800
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	242,000	241,782
Southern California Gas Co., 2.95%, 04/15/2027	110,000	105,767
Southwest Gas Corp., 5.45%, 03/23/2028	116,000	117,871
		2,462,714
Health Care Distributors–0.07%
Cardinal Health, Inc., 5.45%, 02/15/2034	455,000	454,972
Cencora, Inc., 5.13%, 02/15/2034	383,000	376,300
McKesson Corp.,
4.25%, 09/15/2029	1,162,000	1,137,468
5.10%, 07/15/2033	170,000	169,364
		2,138,104
Health Care Equipment–0.52%
Becton, Dickinson and Co., 4.69%, 02/13/2028	136,000	135,837
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	277,000	266,838
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	1,745,000	1,757,792
5.40%, 03/20/2034	1,571,000	1,567,184
Stryker Corp.,
4.55%, 02/10/2027	3,380,000	3,378,781
4.70%, 02/10/2028	1,277,000	1,277,361
3.65%, 03/07/2028	200,000	194,132
4.25%, 09/11/2029	2,506,000	2,448,884
4.85%, 02/10/2030	4,520,000	4,512,490
4.63%, 09/11/2034	110,000	105,130
		15,644,429
Health Care Facilities–0.27%
Adventist Health System, 5.76%, 12/01/2034	658,000	663,495
HCA, Inc.,
3.13%, 03/15/2027	110,000	106,156
5.45%, 04/01/2031	110,000	110,571
5.45%, 09/15/2034	937,000	918,256
5.90%, 06/01/2053	380,000	362,093
5.95%, 09/15/2054	440,000	421,318
Universal Health Services, Inc.,
4.63%, 10/15/2029	1,949,000	1,885,378
5.05%, 10/15/2034	3,276,000	3,053,078
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Health Care Facilities–(continued)
UPMC,
5.04%, 05/15/2033	$429,000	$421,918
5.38%, 05/15/2043	224,000	219,391
		8,161,654
Health Care REITs–0.06%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	340,000	330,462
5.63%, 05/15/2054	1,505,000	1,435,334
		1,765,796
Health Care Services–0.90%
CommonSpirit Health,
5.21%, 12/01/2031	9,888,000	9,874,121
5.32%, 12/01/2034	1,855,000	1,837,703
5.55%, 12/01/2054	596,000	566,428
CVS Health Corp.,
3.63%, 04/01/2027	220,000	214,413
6.25%, 06/01/2027	110,000	113,011
4.30%, 03/25/2028	110,000	107,440
5.00%, 01/30/2029	378,000	375,933
5.13%, 02/21/2030	220,000	217,973
3.75%, 04/01/2030	110,000	102,174
5.25%, 01/30/2031	84,000	83,105
2.13%, 09/15/2031	440,000	357,703
5.30%, 06/01/2033	295,000	287,022
7.00%, 03/10/2055(c)	4,507,000	4,563,619
6.00%, 06/01/2063	145,000	134,931
Icon Investments Six DAC,
5.81%, 05/08/2027	1,335,000	1,358,869
5.85%, 05/08/2029	1,229,000	1,257,105
6.00%, 05/08/2034	1,353,000	1,370,520
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	3,727,000	3,616,167
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	338,000	209,863
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	504,000	290,765
Quest Diagnostics, Inc., 6.40%, 11/30/2033	333,000	358,023
		27,296,888
Health Care Supplies–0.12%
Solventum Corp.,
5.45%, 02/25/2027	883,000	894,157
5.40%, 03/01/2029	1,695,000	1,713,724
5.60%, 03/23/2034	1,091,000	1,092,109
		3,699,990
Home Improvement Retail–0.13%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	2,580,000	2,487,246
Home Depot, Inc. (The), 4.90%, 04/15/2029	712,000	718,873
Lowe’s Cos., Inc.,
5.75%, 07/01/2053	89,000	87,014
5.80%, 09/15/2062	34,000	33,050
5.85%, 04/01/2063	548,000	537,018
		3,863,201
Principal Amount		Value
Hotel & Resort REITs–0.07%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	$520,000	$522,451
4.95%, 01/15/2035	1,532,000	1,447,038
		1,969,489
Hotels, Resorts & Cruise Lines–0.17%
Choice Hotels International, Inc., 5.85%, 08/01/2034	964,000	961,354
Marriott International, Inc.,
4.88%, 05/15/2029	327,000	326,737
4.80%, 03/15/2030	1,651,000	1,633,451
5.30%, 05/15/2034	546,000	541,372
5.35%, 03/15/2035	1,584,000	1,559,889
		5,022,803
Independent Power Producers & Energy Traders–0.01%
NSTAR Electric Co., 3.20%, 05/15/2027	400,000	387,288
Industrial Conglomerates–0.20%
3M Co., 2.25%, 09/19/2026	500,000	482,201
Honeywell International, Inc.,
4.88%, 09/01/2029	1,251,000	1,262,992
4.95%, 09/01/2031	1,553,000	1,558,535
5.00%, 02/15/2033	21,000	20,936
5.00%, 03/01/2035	1,083,000	1,063,388
5.35%, 03/01/2064	1,876,000	1,762,313
		6,150,365
Industrial Gases–0.01%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	200,000	174,321
Industrial Machinery & Supplies & Components–0.07%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	1,156,000	1,169,653
5.40%, 08/14/2028	99,000	100,837
Nordson Corp.,
5.60%, 09/15/2028	188,000	192,776
5.80%, 09/15/2033	305,000	315,118
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	263,000	262,077
		2,040,461
Industrial REITs–0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	304,000	319,589
Insurance Brokers–0.23%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	722,000	717,199
5.00%, 02/15/2032	843,000	828,876
5.15%, 02/15/2035	1,682,000	1,637,805
6.75%, 02/15/2054	381,000	420,433
5.55%, 02/15/2055	2,462,000	2,348,301
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	461,000	466,901
5.45%, 03/15/2053	130,000	124,591
5.70%, 09/15/2053	413,000	412,941
		6,957,047
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Integrated Oil & Gas–0.32%
BP Capital Markets PLC, 6.13%(c)(d)	$6,062,000	$5,992,438
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	1,203,000	1,193,510
Occidental Petroleum Corp.,
5.00%, 08/01/2027	520,000	520,741
5.20%, 08/01/2029	520,000	517,429
5.55%, 10/01/2034	735,000	715,394
6.45%, 09/15/2036	658,000	675,416
4.63%, 06/15/2045	299,000	228,015
		9,842,943
Integrated Telecommunication Services–0.03%
AT&T, Inc.,
2.55%, 12/01/2033	165,000	133,252
5.40%, 02/15/2034	319,000	320,785
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	200,000	242,767
Verizon Communications, Inc., 2.36%, 03/15/2032	299,000	248,834
		945,638
Interactive Media & Services–0.44%
Meta Platforms, Inc.,
4.30%, 08/15/2029	2,337,000	2,309,861
4.55%, 08/15/2031	921,000	910,076
4.95%, 05/15/2033	700,000	701,492
4.75%, 08/15/2034	3,223,000	3,147,509
5.40%, 08/15/2054	1,579,000	1,533,064
4.65%, 08/15/2062	154,000	130,199
5.75%, 05/15/2063	389,000	390,933
5.55%, 08/15/2064	4,353,000	4,231,433
		13,354,567
Investment Banking & Brokerage–3.04%
Blue Owl Technology Finance Corp., 2.50%, 01/15/2027	300,000	282,027
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029	2,188,000	2,221,633
Brookfield Finance, Inc. (Canada),
5.68%, 01/15/2035	110,000	111,110
5.97%, 03/04/2054	572,000	582,712
Charles Schwab Corp. (The),
Series G, 5.38%(c)(d)	3,427,000	3,421,071
Series K, 5.00%(c)(d)	187,000	184,070
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	200,000	223,141
Goldman Sachs Group, Inc. (The),
5.73%, 04/25/2030(c)	1,276,000	1,304,191
5.05%, 07/23/2030(c)	2,209,000	2,203,813
4.69%, 10/23/2030(c)	2,634,000	2,588,848
5.21%, 01/28/2031(c)	3,561,000	3,569,205
3.10%, 02/24/2033(c)	440,000	382,102
5.85%, 04/25/2035(c)	1,492,000	1,525,621
5.33%, 07/23/2035(c)	1,766,000	1,738,172
5.02%, 10/23/2035(c)	4,529,000	4,352,840
5.54%, 01/28/2036(c)	6,018,000	6,015,529
5.73%, 01/28/2056(c)	7,591,000	7,561,121
6.85%(c)(d)	10,780,000	10,905,475
Series W, 7.50%(c)(d)	7,441,000	7,868,642
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Series X, 7.50%(c)(d)	$8,177,000	$8,582,383
Series Y, 6.13%(c)(d)	7,567,000	7,410,066
Morgan Stanley,
5.65%, 04/13/2028(c)	1,145,000	1,164,663
5.12%, 02/01/2029(c)	105,000	105,631
5.16%, 04/20/2029(c)	599,000	602,590
5.45%, 07/20/2029(c)	190,000	192,924
6.41%, 11/01/2029(c)	512,000	536,450
5.17%, 01/16/2030(c)	480,000	482,220
4.43%, 01/23/2030(c)	400,000	391,401
5.04%, 07/19/2030(c)	1,583,000	1,581,046
4.65%, 10/18/2030(c)	3,899,000	3,829,916
5.25%, 04/21/2034(c)	599,000	591,949
5.42%, 07/21/2034(c)	355,000	355,150
5.47%, 01/18/2035(c)	505,000	504,065
5.83%, 04/19/2035(c)	1,287,000	1,316,909
5.32%, 07/19/2035(c)	2,447,000	2,418,703
5.59%, 01/18/2036(c)	3,473,000	3,504,558
5.95%, 01/19/2038(c)	91,000	91,890
5.94%, 02/07/2039(c)	1,552,000	1,563,586
		92,267,423
IT Consulting & Other Services–0.01%
International Business Machines Corp.,
3.30%, 05/15/2026	200,000	196,874
3.50%, 05/15/2029	220,000	209,033
		405,907
Leisure Products–0.04%
Brunswick Corp., 5.85%, 03/18/2029	465,000	474,189
Mattel, Inc., 5.45%, 11/01/2041	500,000	454,384
Polaris, Inc., 6.95%, 03/15/2029	356,000	374,129
		1,302,702
Life & Health Insurance–3.44%
AIA Group Ltd. (Hong Kong),
4.95%, 03/30/2035(b)	3,641,000	3,520,430
5.40%, 09/30/2054(b)	2,105,000	1,960,254
American National Global Funding, 5.55%, 01/28/2030(b)	2,001,000	2,011,266
American National Group, Inc., 5.75%, 10/01/2029	110,000	110,261
Athene Global Funding,
5.62%, 05/08/2026(b)	5,099,000	5,150,565
4.86%, 08/27/2026(b)	8,816,000	8,817,202
5.52%, 03/25/2027(b)	1,697,000	1,717,097
5.58%, 01/09/2029(b)	2,058,000	2,081,065
Athene Holding Ltd.,
6.25%, 04/01/2054	908,000	911,395
6.63%, 10/15/2054(c)	150,000	149,635
Brighthouse Financial, Inc., 3.85%, 12/22/2051	300,000	197,461
Corebridge Global Funding,
5.66% (SOFR + 1.30%), 09/25/2026(b)(e)	3,948,000	3,986,647
4.65%, 08/20/2027(b)	4,269,000	4,257,739
5.90%, 09/19/2028(b)	428,000	442,036
5.20%, 01/12/2029(b)	1,072,000	1,080,004
5.20%, 06/24/2029(b)	1,919,000	1,933,807
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	$3,826,000	$3,816,358
Series 21-1, 2.66%, 06/29/2026(b)	10,423,000	10,090,939
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	223,000	232,422
GA Global Funding Trust,
4.40%, 09/23/2027(b)	6,351,000	6,261,712
5.50%, 01/08/2029(b)	1,162,000	1,174,849
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(f)	9,203,000	8,337,918
MassMutual Global Funding II, 5.10%, 04/09/2027(b)	4,212,000	4,262,232
MetLife, Inc., 5.25%, 01/15/2054	362,000	338,351
New York Life Global Funding, 4.55%, 01/28/2033(b)	307,000	294,520
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)	1,711,000	1,726,667
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(b)	2,010,000	2,030,563
4.35%, 09/15/2027(b)	264,000	262,355
4.71%, 01/10/2029(b)	3,222,000	3,206,122
Pacific Life Global Funding II,
5.41% (SOFR + 1.05%), 07/28/2026(b)(e)	2,723,000	2,746,546
4.90%, 01/11/2029(b)	3,553,000	3,561,045
4.50%, 08/28/2029(b)	7,770,000	7,669,303
Pricoa Global Funding I,
4.40%, 08/27/2027(b)	3,787,000	3,774,387
4.65%, 08/27/2031(b)	1,268,000	1,238,923
Principal Life Global Funding II,
5.00%, 01/16/2027(b)	729,000	734,188
5.10%, 01/25/2029(b)	2,879,000	2,890,898
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(d)	1,409,000	1,394,311
		104,371,473
Life Sciences Tools & Services–0.01%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	220,000	219,286
Managed Health Care–0.11%
Humana, Inc., 5.75%, 12/01/2028	333,000	340,712
UnitedHealth Group, Inc.,
5.15%, 10/15/2025	165,000	165,861
5.25%, 02/15/2028	167,000	170,033
5.30%, 02/15/2030	263,000	268,228
5.35%, 02/15/2033	227,000	229,123
4.50%, 04/15/2033	82,000	78,036
5.05%, 04/15/2053	159,000	142,637
5.63%, 07/15/2054	823,000	800,619
6.05%, 02/15/2063	700,000	713,660
5.20%, 04/15/2063	147,000	131,319
5.50%, 04/15/2064	440,000	412,177
		3,452,405
Marine Transportation–0.01%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	324,000	334,030
Principal Amount		Value
Movies & Entertainment–0.13%
Netflix, Inc., 5.40%, 08/15/2054	$304,000	$297,150
Warnermedia Holdings, Inc.,
4.28%, 03/15/2032	1,792,000	1,582,833
5.05%, 03/15/2042	168,000	135,311
5.14%, 03/15/2052	2,768,000	2,066,627
		4,081,921
Multi-Family Residential REITs–0.25%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	676,000	679,518
Essex Portfolio L.P., 5.50%, 04/01/2034	650,000	651,569
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	3,253,000	3,077,660
Mid-America Apartments L.P.,
5.30%, 02/15/2032	2,292,000	2,304,257
4.95%, 03/01/2035	200,000	193,190
UDR, Inc.,
3.00%, 08/15/2031	110,000	97,064
5.13%, 09/01/2034	701,000	679,647
		7,682,905
Multi-line Insurance–0.24%
Allianz SE (Germany), 3.50%(b)(c)(d)	6,400,000	6,245,123
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	880,000	872,712
		7,117,835
Multi-Utilities–0.98%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,415,014
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	772,000	776,110
Ameren Illinois Co., 4.95%, 06/01/2033	224,000	220,817
Black Hills Corp., 6.15%, 05/15/2034	562,000	584,662
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/2055(c)	732,000	744,262
CMS Energy Corp., 4.75%, 06/01/2050(c)	110,000	104,406
Dominion Energy, Inc.,
5.38%, 11/15/2032	358,000	359,169
6.63%, 05/15/2055(c)	2,190,000	2,217,038
Series B, 7.00%, 06/01/2054(c)	1,215,000	1,288,152
Series A, 6.88%, 02/01/2055(c)	924,000	963,596
DTE Energy Co.,
4.95%, 07/01/2027	919,000	922,844
5.85%, 06/01/2034	544,000	556,438
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	1,187,000	1,194,182
5.63%, 04/10/2034(b)	1,100,000	1,103,494
5.88%, 04/10/2054(b)	1,090,000	1,072,015
NiSource, Inc.,
5.25%, 03/30/2028	87,000	87,976
5.40%, 06/30/2033	73,000	72,749
5.35%, 04/01/2034	2,036,000	2,023,120
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	$794,000	$820,735
6.13%, 10/15/2033	497,000	519,448
Sempra,
6.40%, 10/01/2054(c)	3,158,000	3,049,777
6.88%, 10/01/2054(c)	2,033,000	2,033,832
6.55%, 04/01/2055(c)	3,559,000	3,482,307
6.63%, 04/01/2055(c)	2,515,000	2,487,712
WEC Energy Group, Inc.,
5.00%, 09/27/2025	287,000	287,617
5.15%, 10/01/2027	174,000	175,784
4.75%, 01/15/2028	147,000	147,284
		29,710,540
Office REITs–0.25%
Boston Properties L.P.,
3.25%, 01/30/2031	150,000	132,605
6.50%, 01/15/2034	200,000	209,259
5.75%, 01/15/2035	4,342,000	4,251,780
Cousins Properties L.P.,
5.38%, 02/15/2032	1,254,000	1,236,505
5.88%, 10/01/2034	1,772,000	1,782,101
		7,612,250
Oil & Gas Drilling–0.01%
Patterson-UTI Energy, Inc.,
3.95%, 02/01/2028	100,000	96,039
7.15%, 10/01/2033	206,000	215,738
		311,777
Oil & Gas Equipment & Services–0.01%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	333,000	319,411
Oil & Gas Exploration & Production–0.16%
ConocoPhillips Co., 5.70%, 09/15/2063	618,000	593,404
Continental Resources, Inc., 4.90%, 06/01/2044	100,000	81,026
Diamondback Energy, Inc.,
5.20%, 04/18/2027	1,046,000	1,056,643
5.15%, 01/30/2030	997,000	1,000,826
5.40%, 04/18/2034	758,000	747,341
5.90%, 04/18/2064	601,000	564,694
Ovintiv, Inc., 7.10%, 07/15/2053	500,000	535,429
Pioneer Natural Resources Co., 5.10%, 03/29/2026	155,000	156,146
		4,735,509
Oil & Gas Refining & Marketing–0.02%
Phillips 66 Co., 5.30%, 06/30/2033	511,000	506,863
Oil & Gas Storage & Transportation–1.46%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	295,000	301,627
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	214,000	217,095
5.10%, 10/01/2031(b)	1,450,000	1,424,597
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	3,285,000	3,109,384
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,912,000	1,814,417
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	$285,000	$288,834
7.38%, 03/15/2055(c)	100,000	103,880
Series NC5, 8.25%, 01/15/2084(c)	130,000	137,997
Energy Transfer L.P.,
6.05%, 12/01/2026	1,303,000	1,331,557
6.40%, 12/01/2030	162,000	171,105
5.75%, 02/15/2033	114,000	115,323
6.55%, 12/01/2033	198,000	210,419
5.55%, 05/15/2034	552,000	547,106
5.95%, 05/15/2054	506,000	487,160
6.05%, 09/01/2054	2,018,000	1,967,746
Kinder Morgan, Inc.,
4.80%, 02/01/2033	124,000	118,106
5.20%, 06/01/2033	298,000	291,328
MPLX L.P.,
5.00%, 03/01/2033	165,000	159,370
5.20%, 03/01/2047	400,000	355,696
4.95%, 03/14/2052	152,000	127,706
Northwest Pipeline LLC, 4.00%, 04/01/2027	200,000	196,779
ONEOK, Inc.,
5.55%, 11/01/2026	163,000	164,943
4.25%, 09/24/2027	3,127,000	3,085,248
5.65%, 11/01/2028	186,000	190,112
4.40%, 10/15/2029	2,590,000	2,518,170
5.80%, 11/01/2030	443,000	456,560
6.10%, 11/15/2032	91,000	94,254
6.05%, 09/01/2033	427,000	438,796
6.63%, 09/01/2053	609,000	636,136
5.70%, 11/01/2054	300,000	278,937
5.85%, 11/01/2064	700,000	653,810
Plains All American Pipeline L.P., 5.95%, 06/15/2035	6,522,000	6,602,895
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027(b)	1,585,000	1,579,566
5.03%, 10/01/2029(b)	2,291,000	2,254,935
5.58%, 10/01/2034(b)	2,308,000	2,245,702
6.18%, 10/01/2054(b)	553,000	526,191
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	222,000	227,678
Targa Resources Corp.,
5.20%, 07/01/2027	130,000	131,163
5.50%, 02/15/2035	701,000	691,672
Western Midstream Operating L.P.,
6.15%, 04/01/2033	285,000	290,769
5.45%, 11/15/2034	1,470,000	1,429,051
Williams Cos., Inc. (The),
5.30%, 08/15/2028	727,000	735,679
4.80%, 11/15/2029	2,015,000	1,996,985
5.65%, 03/15/2033	295,000	297,933
5.15%, 03/15/2034	633,000	616,411
5.80%, 11/15/2054	1,060,000	1,034,326
6.00%, 03/15/2055	1,532,000	1,528,740
		44,183,894
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	115,000	114,915
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Packaged Foods & Meats–0.28%
Campbell’s Co. (The),
5.20%, 03/21/2029	$633,000	$639,331
5.40%, 03/21/2034	830,000	827,290
5.25%, 10/13/2054	1,466,000	1,333,024
Campbell’s Company (The),
5.30%, 03/20/2026	427,000	429,908
5.20%, 03/19/2027	628,000	634,620
Hershey Co. (The), 4.25%, 05/04/2028	440,000	437,755
J.M. Smucker Co. (The), 6.20%, 11/15/2033	284,000	299,151
Mars, Inc., 4.55%, 04/20/2028(b)	467,000	464,148
McCormick & Co., Inc., 4.70%, 10/15/2034	3,669,000	3,471,928
		8,537,155
Paper & Plastic Packaging Products & Materials–0.12%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	1,316,000	1,324,951
5.44%, 04/03/2034(b)	1,256,000	1,255,363
5.78%, 04/03/2054(b)	1,131,000	1,115,760
		3,696,074
Passenger Airlines–0.21%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	548,700	513,908
Series 2021-1, Class A, 2.88%, 07/11/2034	131,623	114,595
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	1,649,000	1,618,882
5.31%, 10/20/2031(b)	1,890,000	1,858,493
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	65,027	64,744
4.75%, 10/20/2028(b)	395,415	393,019
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	124,455	126,467
Series 2019-2, Class AA, 2.70%, 05/01/2032	3,912	3,475
Series AA, 5.45%, 02/15/2037	1,683,000	1,677,073
		6,370,656
Passenger Ground Transportation–0.34%
Uber Technologies, Inc.,
4.30%, 01/15/2030	4,693,000	4,560,735
4.80%, 09/15/2034	2,879,000	2,758,346
5.35%, 09/15/2054	3,213,000	2,973,047
		10,292,128
Personal Care Products–0.03%
Kenvue, Inc.,
5.05%, 03/22/2028	171,000	173,405
5.00%, 03/22/2030	283,000	285,864
4.90%, 03/22/2033	316,000	311,648
5.20%, 03/22/2063	166,000	153,033
		923,950
Principal Amount		Value
Pharmaceuticals–1.00%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	$1,132,000	$1,140,227
4.85%, 02/26/2029	649,000	651,981
4.90%, 02/26/2031	864,000	865,159
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(b)	1,095,000	1,123,624
6.38%, 11/21/2030(b)	1,155,000	1,193,766
6.50%, 11/21/2033(b)	1,195,000	1,231,298
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	1,155,000	1,161,175
4.90%, 02/22/2027	356,000	359,166
4.90%, 02/22/2029	359,000	361,577
5.75%, 02/01/2031	630,000	658,060
5.90%, 11/15/2033	390,000	410,226
6.25%, 11/15/2053	274,000	291,087
6.40%, 11/15/2063	353,000	378,958
Eli Lilly and Co.,
4.50%, 02/09/2027	1,942,000	1,947,396
3.38%, 03/15/2029	200,000	191,743
4.20%, 08/14/2029	220,000	216,536
4.70%, 02/27/2033	252,000	247,952
4.70%, 02/09/2034	944,000	916,796
4.88%, 02/27/2053	224,000	202,412
5.00%, 02/09/2054	625,000	574,824
5.05%, 08/14/2054	2,640,000	2,444,895
4.95%, 02/27/2063	134,000	119,891
5.10%, 02/09/2064	822,000	750,646
5.20%, 08/14/2064	739,000	686,399
Merck & Co., Inc.,
4.90%, 05/17/2044	626,000	580,993
5.00%, 05/17/2053	174,000	159,202
5.15%, 05/17/2063	237,000	216,726
Novartis Capital Corp.,
3.80%, 09/18/2029	2,773,000	2,680,902
4.00%, 09/18/2031	2,175,000	2,086,800
4.20%, 09/18/2034	3,838,000	3,578,075
4.70%, 09/18/2054	2,716,000	2,409,684
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	364,000	353,953
		30,192,129
Property & Casualty Insurance–0.15%
Chubb INA Holdings LLC, 3.35%, 05/03/2026	400,000	394,536
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	1,207,000	1,234,727
6.10%, 03/15/2055(b)	2,859,000	2,822,961
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	163,000	157,620
		4,609,844
Rail Transportation–0.19%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	220,000	224,570
CSX Corp.,
5.20%, 11/15/2033	400,000	403,041
4.90%, 03/15/2055	2,426,000	2,176,247
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Rail Transportation–(continued)
Norfolk Southern Corp.,
5.05%, 08/01/2030	$347,000	$351,200
5.55%, 03/15/2034	361,000	370,145
5.35%, 08/01/2054	65,000	61,699
5.95%, 03/15/2064	460,000	470,334
TTX Co., 5.05%, 11/15/2034(b)	1,395,000	1,374,554
Union Pacific Corp., 5.15%, 01/20/2063	253,000	229,861
		5,661,651
Real Estate Development–0.16%
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	2,639,000	2,902,495
6.88%, 07/15/2029	1,966,000	2,018,842
		4,921,337
Regional Banks–0.56%
Citizens Financial Group, Inc., 2.64%, 09/30/2032	168,000	137,640
M&T Bank Corp.,
6.08%, 03/13/2032(c)	400,000	411,937
5.39%, 01/16/2036(c)	220,000	214,590
Regions Financial Corp., 5.72%, 06/06/2030(c)	1,701,000	1,730,346
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)	2,478,000	2,513,811
Santander UK Group Holdings PLC (United Kingdom),
6.83%, 11/21/2026(c)	987,000	1,001,337
5.69%, 04/15/2031(c)	4,868,000	4,919,179
Synovus Financial Corp., 6.17%, 11/01/2030(c)	1,501,000	1,518,135
Truist Bank, 2.25%, 03/11/2030	250,000	216,704
Truist Financial Corp.,
6.05%, 06/08/2027(c)	364,000	369,712
4.87%, 01/26/2029(c)	175,000	174,679
7.16%, 10/30/2029(c)	308,000	329,840
5.44%, 01/24/2030(c)	335,000	338,860
6.12%, 10/28/2033(c)	130,000	135,477
5.87%, 06/08/2034(c)	316,000	322,296
Series P, 4.95%(c)(d)	1,048,000	1,046,083
Zions Bancorporation N.A., 6.82%, 11/19/2035(c)	1,596,000	1,641,360
		17,021,986
Reinsurance–0.09%
Berkshire Hathaway Finance Corp., 1.85%, 03/12/2030	300,000	262,876
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)	2,207,000	2,237,834
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	100,000	100,842
		2,601,552
Renewable Electricity–0.03%
DTE Electric Co., 5.20%, 03/01/2034	512,000	510,235
Idaho Power Co., 5.20%, 08/15/2034	490,000	486,999
		997,234
Principal Amount		Value
Restaurants–0.07%
McDonald’s Corp.,
4.80%, 08/14/2028	$999,000	$1,005,593
4.95%, 08/14/2033	775,000	770,044
5.15%, 09/09/2052	159,000	146,400
5.45%, 08/14/2053	277,000	265,489
		2,187,526
Retail REITs–0.43%
Agree L.P., 5.63%, 06/15/2034	734,000	738,349
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	602,000	607,025
Federal Realty OP L.P., 3.25%, 07/15/2027	500,000	482,924
Kimco Realty OP LLC, 4.85%, 03/01/2035	2,015,000	1,915,075
Kite Realty Group L.P.,
4.95%, 12/15/2031	1,209,000	1,179,477
5.50%, 03/01/2034	230,000	228,595
NNN REIT, Inc.,
5.60%, 10/15/2033	221,000	222,940
5.50%, 06/15/2034	810,000	809,347
Realty Income Corp.,
3.65%, 01/15/2028	110,000	106,818
5.63%, 10/13/2032	102,000	104,206
5.38%, 09/01/2054	587,000	557,007
Regency Centers L.P.,
5.25%, 01/15/2034	541,000	535,132
5.10%, 01/15/2035	741,000	722,851
Simon Property Group L.P., 4.75%, 09/26/2034	4,937,000	4,677,350
		12,887,096
Self-Storage REITs–0.58%
Extra Space Storage L.P.,
5.70%, 04/01/2028	115,000	117,458
5.40%, 02/01/2034	815,000	809,695
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	673,000	652,727
Prologis L.P.,
4.88%, 06/15/2028	306,000	307,622
4.63%, 01/15/2033	204,000	197,012
4.75%, 06/15/2033	484,000	468,821
5.13%, 01/15/2034	275,000	271,602
5.00%, 03/15/2034	2,029,000	1,988,023
5.00%, 01/31/2035	2,178,000	2,131,845
5.25%, 06/15/2053	589,000	553,173
5.25%, 03/15/2054	2,840,000	2,665,894
Public Storage Operating Co.,
5.05% (SOFR + 0.70%), 04/16/2027(e)	5,913,000	5,945,058
5.13%, 01/15/2029	81,000	82,266
5.10%, 08/01/2033	447,000	444,319
5.35%, 08/01/2053	853,000	810,948
		17,446,463
Semiconductors–0.62%
Broadcom, Inc.,
4.15%, 02/15/2028	6,216,000	6,109,014
5.05%, 07/12/2029	1,923,000	1,931,232
5.15%, 11/15/2031	1,667,000	1,671,986
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Semiconductors–(continued)
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	$1,188,000	$1,215,948
6.15%, 01/25/2032(b)	1,592,000	1,627,142
5.88%, 01/25/2034(b)	1,195,000	1,188,652
6.25%, 01/25/2035(b)	2,284,000	2,330,737
6.40%, 01/25/2038(b)	1,085,000	1,106,299
Intel Corp.,
3.15%, 05/11/2027	250,000	240,608
3.75%, 08/05/2027	100,000	97,328
3.90%, 03/25/2030	200,000	188,260
2.00%, 08/12/2031	300,000	245,182
4.15%, 08/05/2032	100,000	91,701
5.05%, 08/05/2062	110,000	86,183
Micron Technology, Inc., 5.30%, 01/15/2031	511,000	511,437
		18,641,709
Single-Family Residential REITs–0.11%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	1,904,000	1,885,854
5.25%, 03/15/2035	1,556,000	1,511,891
		3,397,745
Soft Drinks & Non-alcoholic Beverages–0.14%
Coca-Cola Co. (The),
5.30%, 05/13/2054	1,631,000	1,572,983
5.40%, 05/13/2064	2,445,000	2,351,527
PepsiCo, Inc., 2.38%, 10/06/2026	220,000	213,005
		4,137,515
Specialized Consumer Services–0.03%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	1,002,000	990,402
Specialized Finance–0.13%
Blackstone Private Credit Fund,
4.95%, 09/26/2027(b)	1,423,000	1,405,599
6.25%, 01/25/2031	333,000	338,791
6.00%, 01/29/2032	2,358,000	2,335,282
		4,079,672
Systems Software–0.72%
Microsoft Corp., 3.50%, 11/15/2042	400,000	324,363
Oracle Corp.,
6.25%, 11/09/2032	184,000	194,545
4.90%, 02/06/2033	298,000	289,673
4.70%, 09/27/2034	4,011,000	3,786,760
6.90%, 11/09/2052	201,000	223,161
5.38%, 09/27/2054	4,680,000	4,280,500
6.00%, 08/03/2055	3,268,000	3,264,399
5.50%, 09/27/2064	4,426,000	4,006,813
6.13%, 08/03/2065	5,398,000	5,392,895
		21,763,109
Technology Hardware, Storage & Peripherals–0.11%
Apple, Inc., 4.50%, 02/23/2036	220,000	215,345
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	3,053,000	2,979,592
Principal Amount		Value
Technology Hardware, Storage & Peripherals–(continued)
Leidos, Inc., 5.75%, 03/15/2033	$185,000	$188,465
		3,383,402
Telecom Tower REITs–0.02%
American Tower Corp., 3.60%, 01/15/2028	400,000	386,506
Crown Castle, Inc., 5.00%, 01/11/2028	150,000	150,437
		536,943
Tobacco–0.72%
B.A.T Capital Corp. (United Kingdom),
3.56%, 08/15/2027	110,000	106,730
5.83%, 02/20/2031	407,000	419,291
6.00%, 02/20/2034	237,000	243,799
7.08%, 08/02/2043	201,000	218,494
7.08%, 08/02/2053	152,000	167,850
Philip Morris International, Inc.,
0.88%, 05/01/2026	100,000	95,639
4.75%, 02/12/2027	2,110,000	2,118,098
4.38%, 11/01/2027	2,607,000	2,591,269
5.13%, 11/17/2027	190,000	192,611
4.88%, 02/15/2028	732,000	736,049
5.25%, 09/07/2028	585,000	595,140
4.88%, 02/13/2029	1,610,000	1,610,708
4.63%, 11/01/2029	3,080,000	3,051,559
2.10%, 05/01/2030	200,000	173,845
5.13%, 02/13/2031	436,000	438,438
4.75%, 11/01/2031	2,409,000	2,370,563
5.38%, 02/15/2033	748,000	750,868
5.63%, 09/07/2033	689,000	703,496
5.25%, 02/13/2034	550,000	546,184
4.90%, 11/01/2034	4,884,000	4,714,000
4.38%, 11/15/2041	100,000	85,177
		21,929,808
Trading Companies & Distributors–0.18%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	1,820,000	1,753,725
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	1,835,000	1,851,294
5.13%, 07/17/2034(b)	1,977,000	1,975,213
		5,580,232
Transaction & Payment Processing Services–0.13%
Fiserv, Inc.,
5.38%, 08/21/2028	776,000	788,546
5.63%, 08/21/2033	479,000	487,467
5.45%, 03/15/2034	1,712,000	1,711,505
Mastercard, Inc.,
2.95%, 11/21/2026	440,000	429,422
4.85%, 03/09/2033	407,000	403,918
		3,820,858
Water Utilities–0.00%
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	110,000	116,249
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Wireless Telecommunication Services–0.02%
T-Mobile USA, Inc.,
5.65%, 01/15/2053	$304,000	$293,588
6.00%, 06/15/2054	190,000	192,510
		486,098
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,445,715,299)		1,442,020,545
U.S. Government Sponsored Agency Mortgage-Backed Securities–30.77%
Collateralized Mortgage Obligations–0.17%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 to 02/25/2033(g)(h)	741,686	101,256
7.50%, 11/25/2029(g)	4,252	491
7.00%, 04/25/2032(g)	451,770	69,561
6.00%, 06/25/2033 to 03/25/2036(g)(h)	509,795	79,499
5.50%, 09/25/2033 to 06/25/2035(g)(h)	895,593	127,086
Fannie Mae REMICs,
7.00%, 07/25/2026 to 04/25/2033(g)	342,349	38,495
6.50%, 10/25/2028 to 10/25/2031	65,308	66,206
6.00%, 11/25/2028	32,946	33,323
7.50%, 12/25/2029	175,907	179,419
5.47% (30 Day Average SOFR + 1.11%), 07/25/2032(e)	34,272	34,689
4.87% (30 Day Average SOFR + 0.51%), 03/25/2033(e)	8,739	8,676
5.50%, 04/25/2035 to 07/25/2046(g)	1,412,590	770,785
4.72% (30 Day Average SOFR + 0.36%), 08/25/2035(e)	23,747	23,631
7.83% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	80,507	89,422
5.41% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	59,657	60,594
4.00%, 03/25/2041 to 08/25/2047(g)	831,365	150,896
IO, 3.68% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(e)(g)	16,646	624
3.00%, 11/25/2027(g)	364,047	8,200
2.63% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(e)(g)	6,662	373
3.28% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(e)(g)	34,871	3,060
3.36% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(e)(g)	29,531	2,306
3.43% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(g)	72,732	6,419
2.78% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(e)(g)	54,047	4,860
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
3.48% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(g)	$71,736	$5,424
3.63% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(e)(g)	7,418	440
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(g)	86,573	1,642
2.53% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(e)(g)	235,934	19,464
3.53% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(e)(g)	172,069	17,982
3.51% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(g)	105,821	9,296
3.61% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(g)	30,157	2,456
3.73% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(e)(g)	172,236	16,231
3.78% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(g)	113,735	15,685
3.08% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(e)(g)	128,030	13,536
2.23% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(e)(g)	256,465	20,253
2.28% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(e)(g)	44,840	2,134
2.13% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(g)	171,567	9,742
3.50%, 08/25/2035(g)	2,715,259	289,985
1.63% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(e)(g)	148,400	11,853
2.11% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(e)(g)	8,643	829
1.58% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(e)(g)	68,402	2,202
2.08% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(g)	243,332	17,981
1.68% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(g)	693,854	67,955
1.43% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(g)	5,003,844	420,401
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.63%, 02/25/2026(h)	$31,048,163	$131,253
Series K735, Class X1, IO, 0.96%, 05/25/2026(h)	32,734,928	264,731
Series K093, Class X1, IO, 0.94%, 05/25/2029(h)	26,457,621	886,825
Freddie Mac REMICs,
IO, 3.13% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(e)(g)	61,907	2,919
3.00%, 06/15/2027 to 12/15/2027(g)	1,216,636	28,400
2.50%, 05/15/2028(g)	327,077	8,396
3.18% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(e)(g)	5,177	137
3.58% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(e)(g)	3,661	216
3.23% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(e)(g)	65,970	5,703
2.53% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(e)(g)	152,793	9,276
2.18% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(g)	154,991	8,366
2.23% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(g)	104,231	5,805
2.20% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(g)	532,338	34,847
2.13% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(g)	323,880	29,671
2.48% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(g)	59,243	5,526
1.48% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(g)	35,011	2,738
1.55% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(g)	807,202	66,822
1.73% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(g)	189,298	14,187
1.58% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(g)	722,053	63,743
4.00%, 03/15/2045(g)	50,138	448
6.50%, 02/15/2028 to 06/15/2032	330,589	337,003
6.00%, 04/15/2029	18,358	18,573
5.42% (30 Day Average SOFR + 1.01%), 07/15/2031(e)	25,563	25,761
7.00%, 03/15/2032	98,678	102,139
3.50%, 05/15/2032	80,550	78,275
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.52% (30 Day Average SOFR + 1.11%), 06/15/2032(e)	$121,756	$123,254
8.17% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	24,020	25,946
4.92% (30 Day Average SOFR + 0.51%), 09/15/2035(e)	61,894	61,335
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(g)	21,521	1,066
3.00%, 12/15/2027(g)	452,046	14,033
3.15%, 12/15/2027(h)	130,084	3,789
6.50%, 02/01/2028(g)	3,123	203
7.50%, 12/15/2029(g)	12,003	1,348
6.00%, 12/15/2032(g)	38,176	3,970
PO, 0.00%, 06/01/2026(i)	1,374	1,342
		5,173,408
Federal Home Loan Mortgage Corp. (FHLMC)–1.94%
6.50%, 07/01/2028 to 04/01/2034	41,856	43,343
6.00%, 10/01/2029 to 08/01/2053	24,293,916	24,677,805
7.00%, 10/01/2031 to 10/01/2037	407,888	427,870
5.50%, 09/01/2039 to 08/01/2053	33,800,421	33,618,489
		58,767,507
Federal National Mortgage Association (FNMA)–1.29%
6.50%, 12/01/2029 to 11/01/2031	229,368	235,400
7.50%, 01/01/2033 to 08/01/2033	256,266	262,056
7.00%, 04/01/2033 to 04/01/2034	153,046	160,345
5.50%, 02/01/2035 to 09/01/2053	31,387,888	31,225,795
4.00%, 05/01/2052	7,901,891	7,270,766
		39,154,362
Government National Mortgage Association (GNMA)–4.19%
ARM, 4.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(e)	201	200
IO, 2.13% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(g)	383,220	26,332
2.23% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(g)	998,237	60,373
4.50%, 09/16/2047(g)	2,072,343	298,580
1.78% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(g)	1,846,639	222,003
TBA, 2.50%, 02/01/2055(j)	69,445,000	58,071,678
4.50%, 02/01/2055(j)	39,787,000	37,629,799
5.50%, 02/01/2055(j)	30,947,000	30,729,404
		127,038,369
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–23.18%
TBA, 3.50%, 01/25/2052(j)	$62,188,641	$55,032,088
6.00%, 03/25/2054(j)	28,377,180	28,574,419
5.50%, 04/25/2054(j)	144,966,884	143,185,142
2.50%, 02/01/2055(j)	88,454,220	72,101,841
3.00%, 02/01/2055(j)	146,565,853	124,664,723
4.00%, 02/01/2055(j)	60,357,842	55,199,133
4.50%, 02/01/2055(j)	73,662,202	69,328,792
5.00%, 02/01/2055(j)	159,928,270	154,449,975
		702,536,113
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $932,328,548)		932,669,759

Asset-Backed Securities–16.77%
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 0.00% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(e)(i)	6,576,000	6,580,932
AGL CLO 29 Ltd., Series 2024- 29A, Class A1, 5.86% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(e)	9,655,000	9,734,654
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	461,846	346,808
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	215,528	120,034
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	4,200,306
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(k)	291,326	280,899
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(k)	1,059,700	997,548
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(k)	779,139	663,210
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(k)	2,104,689	1,786,968
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	3,760,030	3,432,019
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	1,321,412	1,334,033
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	5,219,583	5,193,747
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	4,808,747	4,838,634
Apidos CLO XII, Series 2013-12A, Class ARR, 5.38% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(e)	3,507,652	3,515,544
Apidos CLO XXV, Series 2016-25A, Class A1R3, 5.47% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(e)	6,073,000	6,083,628
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,475,165
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,480,300
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,337,644
Principal Amount		Value

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2021-1A, Class A, 5.61% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(e)	$2,317,000	$2,322,016
Series 2022-1A, Class A1, 5.61% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(e)	2,354,000	2,362,653
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	150,258	125,784
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(k)	50,602	44,071
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	178,325	147,948
Bank, Series 2019-BNK16, Class XA, IO, 0.88%, 02/15/2052(h)	22,334,355	649,249
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,705,000	1,724,067
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(k)	3,261,172	2,732,465
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(k)	3,261,931	2,619,550
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(k)	2,915,575	2,561,009
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(k)	3,392,660	2,842,635
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(k)	4,139,192	3,324,050
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	110,937	104,301
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	283,902	267,788
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(h)	22,449,463	285,220
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(k)	1,400,000	1,453,140
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(k)	474,964	457,144
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 5.36% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(e)	2,250,000	2,253,677
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.27% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	$1,903,203	$1,901,659
Series 2021-VOLT, Class A, 5.12% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	4,080,000	4,061,374
Series 2021-VOLT, Class B, 5.37% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	3,595,000	3,574,541
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(k)	3,530,000	3,545,073
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(k)	2,495,000	2,543,772
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	1,625,000	1,634,857
Series 2022-LBA6, Class A, 5.31% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	3,670,000	3,670,258
Series 2022-LBA6, Class B, 5.61% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	2,265,000	2,265,612
Series 2022-LBA6, Class C, 5.91% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,215,000	1,215,567
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1RR, 5.51% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(e)	3,707,432	3,719,258
Series 2015-5A, Class A1R3, 5.39% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(e)	2,157,505	2,160,834
CarMax Auto Owner Trust,
Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,151,378
Series 2024-1, Class A3, 4.92%, 10/16/2028	5,840,000	5,870,996
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.89%, 11/13/2050(h)	8,827,673	157,688
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.57% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	4,485,000	4,496,814
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(k)	54,966	51,394
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(k)	5,320,847	5,290,615
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(k)	965,529	963,696
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.94%, 01/25/2036(k)	297,439	272,502
CIFC Funding Ltd., Series 2016- 1A, Class AR3, 5.29% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(e)	2,640,000	2,644,108
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(h)	23,392,014	499,705
Principal Amount		Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	$490,972	$460,320
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(k)	3,254,595	2,613,659
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(k)	5,242,234	5,238,590
Clover CLO LLC, Series 2021-3A, Class AR, 5.37% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(e)	5,674,000	5,681,121
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(k)	1,387,746	1,222,203
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(k)	2,204,698	1,977,529
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	2,144,442	1,982,740
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(k)	3,039,323	2,903,423
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(k)	463,210	412,760
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(k)	678,848	599,934
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(k)	2,737,660	2,600,642
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(k)	1,890,000	1,666,875
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(k)	3,085,148	3,045,912
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	3,489,093	3,512,948
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(k)	3,192,309	3,195,045
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,296,142
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	565,335	270,868
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	3,230,000	3,247,534
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(k)	68,922	68,003
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(k)	245,397	209,546
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(k)	2,189,948	1,895,734
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	2,970,522	2,956,676
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(k)	2,935,290	2,900,024
Empower CLO Ltd., Series 2024- 1A, Class A1, 5.90% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(e)	3,895,000	3,931,294
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	$1,943,000	$1,957,382
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	970,000	987,341
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,133,000	1,160,751
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	2,160,000	2,157,592
Extended Stay America Trust, Series 2021-ESH, Class B, 5.80% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(e)	1,516,255	1,518,928
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 5.08% (1 mo. Term SOFR + 0.76%), 11/25/2035(e)	337,377	139,713
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(k)	4,934,181	4,324,653
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(k)	1,034,248	909,895
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	9,250,000	9,336,481
FREMF Mortgage Trust,
Series 2015-K44, Class B, 3.57%, 01/25/2048(b)(k)	203,586	202,876
Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(k)	1,040,000	1,017,905
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	4,952,710	5,049,494
GoldenTree Loan Management US CLO 1 Ltd, Series 2017-1A, Class A1R3, 0.00% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(e)(i)	2,434,000	2,435,826
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.36% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(e)	2,003,692	2,006,487
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.44% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	3,323,000	3,338,854
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(e)	2,856,513	2,864,623
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,301,728
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(k)	2,650,555	2,324,090
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.51%, 07/25/2035(k)	24,290	22,578
Principal Amount		Value

Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	$1,322,000	$1,252,025
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	666,590
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	706,486	709,183
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	1,876,785	1,798,439
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	435,200	397,251
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(k)	130,678	131,828
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(k)	3,709,811	3,138,644
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(k)	1,341,901	1,320,238
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(k)	4,649,917	4,682,005
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	5,827,044
Series 2015-C27, Class XA, IO, 0.96%, 02/15/2048(h)	7,658,511	77
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,383,696
KKR CLO 15 Ltd., Series 15, Class A1R2, 5.39% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(e)	4,502,645	4,509,718
KKR Financial CLO Ltd., Series 2013-1A, Class A1R2, 5.40% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(e)	1,501,887	1,505,191
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.12% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(e)	1,820,243	1,817,314
Series 2021-BMR, Class B, 5.30% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	2,962,356	2,955,922
Series 2021-BMR, Class C, 5.52% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	1,245,221	1,241,828
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.70% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(e)	10,024,073	10,047,128
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 5.47% (3 mo. Term SOFR + 1.18%), 10/18/2030(b)(e)	5,851,045	5,863,625
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.59% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(e)	3,717,000	3,724,185
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(k)	$2,044,955	$1,793,098
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(k)	2,034,629	1,779,836
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(k)	2,445,338	2,131,286
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.12% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(e)	1,945,000	1,943,191
Series 2021-STOR, Class B, 5.32% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(e)	1,460,000	1,454,279
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(h)	10,451,680	214,483
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(k)	3,767,251	3,771,602
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(k)	5,060,120	5,075,082
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(k)	3,910,000	3,921,075
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.63% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(e)	3,308,029	3,312,740
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.45% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(e)	5,387,000	5,402,525
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(k)	2,057,741	1,917,637
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	1,750,544	1,744,089
Oaktree CLO Ltd., Series 2021-2A, Class AR, 0.00% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(e)(i)	3,920,000	3,922,940
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(k)	3,197,028	2,653,554
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(k)	2,658,595	2,338,218
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	2,305,000	2,019,431
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)	4,098,540	4,105,659
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	3,612,274	3,571,921
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(k)	2,327,866	2,327,572
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(k)	2,319,875	2,041,279
OCP CLO Ltd., Series 2020-8RA, Class AR, 5.55% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(e)	10,099,000	10,142,597
Principal Amount		Value

PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(k)	$2,700,000	$2,728,829
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	4,545,992	4,629,329
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,148,211	1,980,267
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,100,545	3,067,593
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	5,742,608	6,032,471
Rate Mortgage Trust, Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(k)	3,900,662	3,913,461
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 5.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	3,413,832	3,421,960
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	39,761	31,107
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	217,396	172,937
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(k)	134,221	132,251
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	1,776,818	1,719,596
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(k)	3,798,350	3,475,564
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(k)	1,602,424	1,442,117
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 5.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	2,101,578	2,107,026
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.42% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	7,532,000	7,560,637
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,798,000	1,601,979
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,759,333	1,439,328
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(k)	1,257,724	1,165,408
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(k)	98,770	94,163
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(k)	3,769,388	3,267,018
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(k)	2,759,991	2,409,925
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	$3,915,188	$4,046,997
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	4,297,230	4,350,655
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	4,261,320	4,353,532
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	4,294,238	4,274,170
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	3,970,050	3,921,986
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	4,069,800	4,040,778
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.50% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	2,755,714	2,760,605
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.41% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	4,684,578	4,696,730
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.47% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(e)	3,189,000	3,195,974
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	2,805,000	2,828,621
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	2,946,300	2,700,754
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	3,715,615	3,409,128
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(h)	13,570,125	273,230
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)	431,286	422,279
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)	570,104	558,588
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(k)	600,484	529,573
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	3,099,562	2,748,533
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(k)	638,729	603,292
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	2,144,350	1,957,627
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	2,479,718	2,329,997
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)	1,070,231	1,064,286
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)	1,429,819	1,438,736
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(k)	2,820,043	2,799,229
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	440,471	419,332
Principal Amount		Value

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.52%, 10/25/2033(k)	$142,070	$135,215
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(k)	238,884	219,461
Series 2005-AR16, Class 1A1, 4.74%, 12/25/2035(k)	227,376	205,853
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(h)	17,133,292	345,712
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	7,253,000	7,326,877
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	351,697	341,438
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,650,075	5,167,514
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	2,577,050	2,616,783
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	3,920,000	4,036,045
Total Asset-Backed Securities (Cost $527,000,931)		508,385,781
U.S. Treasury Securities–11.93%
U.S. Treasury Bonds–5.26%
6.00%, 02/15/2026	3,000,000	3,055,265
4.63%, 11/15/2044	39,215,500	38,078,863
2.88%, 11/15/2046	4,000,000	2,917,969
2.00%, 08/15/2051	1,000,000	572,422
4.25%, 08/15/2054	125,878,700	114,805,308
		159,429,827
U.S. Treasury Notes–6.67%
4.88%, 05/31/2026	11,000,000	11,091,094
4.63%, 11/15/2026	6,000,000	6,041,836
4.25%, 12/31/2026	103,072,200	103,148,699
2.25%, 02/15/2027	15,000,000	14,433,984
4.38%, 07/15/2027	7,500,000	7,527,539
4.25%, 01/15/2028	4,057,200	4,058,310
4.13%, 10/31/2029	1,500,000	1,486,963
4.38%, 12/31/2029	44,377,800	44,464,475
0.63%, 08/15/2030	5,000,000	4,086,035
4.13%, 11/30/2031	1,500,000	1,472,110
4.50%, 12/31/2031	1,623,300	1,628,880
3.88%, 08/15/2033	1,500,000	1,433,203
4.25%, 11/15/2034	1,450,200	1,416,551
		202,289,679
Total U.S. Treasury Securities (Cost $368,024,661)		361,719,506
Shares
Preferred Stocks–0.37%
Diversified Financial Services–0.19%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	215,375	5,795,741
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Shares		Value
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	198,205	$5,335,679
Total Preferred Stocks (Cost $10,339,500)		11,131,420
Principal Amount
Agency Credit Risk Transfer Notes–0.25%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	$2,377,427	2,409,354
Series 2022-R04, Class 1M1, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	1,203,116	1,220,455
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	1,017,641	1,043,758
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(e)	1,574,803	1,593,394
Series 2022-DNA6, Class M1, STACR®, 6.50% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	439,388	443,554
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	801,891	813,813
Total Agency Credit Risk Transfer Notes (Cost $7,414,266)		7,524,328
Principal Amount		Value

Municipal Obligations–0.24%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025	$3,580,000	$3,586,872
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	4,965,000	3,714,847
Total Municipal Obligations (Cost $8,545,000)		7,301,719
Shares
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(f)(l)	28	0
Money Market Funds–19.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(m)(n)	205,470,582	205,470,582
Invesco Treasury Portfolio, Institutional Class, 4.29%(m)(n)	379,497,192	379,497,192
Total Money Market Funds (Cost $584,967,774)		584,967,774
TOTAL INVESTMENTS IN SECURITIES–127.21% (Cost $3,884,335,979)		3,855,720,832
OTHER ASSETS LESS LIABILITIES—(27.21)%		(824,652,302)
NET ASSETS–100.00%		$3,031,068,530
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $836,484,478, which represented 27.60% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(h)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
January 31, 2025.

(i)	Zero coupon bond issued at a discount.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(k)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2025.

(l)	Non-income producing security.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$202,470,270	$94,274,729	$(91,274,417)	$-	$-	$205,470,582	$2,595,584
Invesco Treasury Portfolio, Institutional Class	373,925,183	175,081,639	(169,509,630)	-	-	379,497,192	4,754,801
Total	$576,395,453	$269,356,368	$(260,784,047)	$-	$-	$584,967,774	$7,350,385

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2	March-2025	$411,250	$4	$4
U.S. Treasury 10 Year Notes	1,957	March-2025	213,007,219	(1,742,691)	(1,742,691)
U.S. Treasury Long Bonds	653	March-2025	74,380,781	(1,653,899)	(1,653,899)
U.S. Treasury Ultra Bonds	143	March-2025	16,941,031	(545,050)	(545,050)
Subtotal—Long Futures Contracts				(3,941,636)	(3,941,636)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	162	March-2025	(17,235,281)	1,543	1,543
U.S. Treasury 10 Year Ultra Notes	2,113	March-2025	(235,335,375)	2,699,558	2,699,558
Subtotal—Short Futures Contracts				2,701,101	2,701,101
Total Futures Contracts				$(1,240,535)	$(1,240,535)

(a)	Futures contracts collateralized by $7,123,295 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,433,682,627	$8,337,918	$1,442,020,545
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	932,669,759	—	932,669,759
Asset-Backed Securities	—	508,385,781	—	508,385,781
U.S. Treasury Securities	—	361,719,506	—	361,719,506
Preferred Stocks	11,131,420	—	—	11,131,420
Agency Credit Risk Transfer Notes	—	7,524,328	—	7,524,328
Municipal Obligations	—	7,301,719	—	7,301,719
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	584,967,774	—	—	584,967,774
Total Investments in Securities	596,099,194	3,251,283,720	8,337,918	3,855,720,832
Other Investments - Assets*
Futures Contracts	2,701,105	—	—	2,701,105
Other Investments - Liabilities*
Futures Contracts	(3,941,640)	—	—	(3,941,640)
Total Other Investments	(1,240,535)	—	—	(1,240,535)
Total Investments	$594,858,659	$3,251,283,720	$8,337,918	$3,854,480,297

*	Unrealized appreciation (depreciation).
Invesco Core Bond Fund